Leases - Leases in the consolidated balance sheets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases in the consolidated balance sheets
Balance at the beginning of the period	€ 3,612,456
Additions - depreciation	(647,620)	€ (675,526)	€ (700,671)
Impairment loss	(15,443)	(57,226)	(25,486)
Balance at the end of the period	3,013,502	3,612,456
Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	22,094
Balance at the end of the period	19,992	22,094
Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	3,518,542
Balance at the end of the period	2,925,133	3,518,542
Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	71,820
Balance at the end of the period	68,377	71,820
Gross carrying amount
Leases in the consolidated balance sheets
Balance at the beginning of the period	7,343,364	6,922,547
Foreign currency translation	(722,592)	333,512
Changes in consolidation group	(5,868)	(46,191)
Additions	506,893	621,885
Reclassifications	(305)	(59,210)
Disposals	(316,046)	(429,179)
Balance at the end of the period	6,805,446	7,343,364	6,922,547
Gross carrying amount | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	41,202	41,202
Foreign currency translation	(1,281)	427
Changes in consolidation group		(82)
Additions	3,443	4,282
Reclassifications	(17)	(1,329)
Disposals	(2,934)	(3,298)
Balance at the end of the period	40,413	41,202	41,202
Gross carrying amount | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	7,108,897	6,557,178
Foreign currency translation	(704,079)	323,334
Changes in consolidation group	(5,868)	(46,109)
Additions	470,089	556,872
Reclassifications	920	(57,944)
Disposals	(282,677)	(224,434)
Disposals of fully depreciated or impaired right-of-use assets from prior periods		(34,878)
Balance at the end of the period	6,587,282	7,108,897	6,557,178
Gross carrying amount | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	193,265	324,167
Foreign currency translation	(17,232)	9,751
Additions	33,361	60,731
Reclassifications	(1,208)	63
Disposals	(30,435)	(201,447)
Disposals of fully depreciated or impaired right-of-use assets from prior periods		(129,377)
Balance at the end of the period	177,751	193,265	324,167
Accumulated depreciation / amortization / impairment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(3,730,908)	(3,251,306)
Foreign currency translation	383,886	(166,369)
Changes in consolidation group	3,979	23,200
Additions - depreciation	(647,620)	(675,526)
Impairment loss	(15,443)	(57,226)
Reclassifications	250	43,390
Disposals	213,912	352,929
Balance at the end of the period	(3,791,944)	(3,730,908)	(3,251,306)
Accumulated depreciation / amortization / impairment | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	(19,108)	(17,743)
Foreign currency translation	764	(179)
Changes in consolidation group		25
Additions - depreciation	(3,766)	(3,923)
Impairment loss	(2)	(12)
Reclassifications	17	930
Disposals	1,674	1,794
Balance at the end of the period	(20,421)	(19,108)	(17,743)
Accumulated depreciation / amortization / impairment | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	(3,590,355)	(2,997,179)
Foreign currency translation	372,103	(159,501)
Changes in consolidation group	3,979	23,175
Additions - depreciation	(614,884)	(642,415)
Impairment loss	(15,483)	(56,894)
Reclassifications	(913)	42,315
Disposals	183,404	200,144
Disposals of fully depreciated or impaired right-of-use assets from prior periods		34,878
Balance at the end of the period	(3,662,149)	(3,590,355)	(2,997,179)
Accumulated depreciation / amortization / impairment | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(121,445)	(236,384)
Foreign currency translation	11,019	(6,689)
Additions - depreciation	(28,970)	(29,188)
Impairment loss	42	(320)
Reclassifications	1,146	145
Disposals	28,834	150,991
Disposals of fully depreciated or impaired right-of-use assets from prior periods		129,377
Balance at the end of the period	€ (109,374)	€ (121,445)	€ (236,384)